Intangible assets consist of the following (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 1,610,666	$ 1,467,495
Less: Accumulated amortization	(102,083)	(43,091)
Intangible assets, net	1,508,583	1,424,404
Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	1,580,761	1,442,456
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 29,905	$ 25,039